Debt - Debt Maturities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Line of Credit Facility [Line Items]
2014	$ 0
2015	606
2016	59,200
2017	20,068
2018	0
Total long-term debt	79,874
Line of Credit [Member]
Line of Credit Facility [Line Items]
2014	0
2015	0
2016	59,200
2017	0
2018	0
Total long-term debt	59,200
Notes Payable, ACP Re Ltd. | Promissory Notes
Line of Credit Facility [Line Items]
2014	0
2015	0
2016	0
2017	20,068
2018	0
Total long-term debt	20,068
Notes Payable, VelaPoint Note Number One | Promissory Notes
Line of Credit Facility [Line Items]
2014	0
2015	606
2016	0
2017	0
2018	0
Total long-term debt	$ 606